Other Current Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
GEM commitment fee	$ 2,500	$ 0
Transaction fees payable	2,000	0
Lease liability	124	0
Restructuring liability	195	293	$ 293
Customer deposits	200	200	200
Embedded derivative liability		172	0
Deferred revenue	67	72	67
Derivative liability	0	172
Total other current liabilities	$ 5,086	$ 737	$ 560